16. DISCONTINUED OPERATIONS: Schedule of Loss attributable to Discontinued Operations (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Discontinued Operations - Sales		$ 129,776	$ 812,666	$ 1,617,083
Discontinued Operations - Marketing, promotional activities		(27,842)	(317,929)	(1,079,369)
Discontinued Operations - Net Revenue		101,934	494,737	537,714
Discontinued Operations - Cost of Sales		33,481	172,136	290,871
Discontinued Operations - Gross profit (loss)		68,453	322,601	246,843
Expenses
Discontinued Operations - Amortization		6,301	9,266	9,529
Discontinued Operations - Product registration and development		5,458	251,508	242,303
Discontinued Operations - General and administrative		0	40,967	65,404
Discontinued Operations - Selling and marketing		121,405	472,496	622,771
Discontinued Operations - Expenses		133,164	774,237	940,007
Other income (expense)
Discontinued Operations - Write-down of inventories		(109,941)	(227,025)	(745,977)
Discontinued Operations - Write-down of equipment		(14,704)	0	0
Loss from discontinued operations	[1]	$ (189,356)	$ (678,661)	$ (1,439,141)

[1]	Note 16.